Frederic Dorwart, Lawyers
Old City Hall
124 E. Fourth Street
Tulsa, Oklahoma 74103

WRITER’S DIRECT DIAL NUMBER (918) 583-9928

February 11, 2011

VIA EDGAR

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Cavanal Hill Funds (Registration Nos. 033-35190 and 811-6114)

Ladies and Gentlemen:

On behalf of Cavanal Hill Funds, accompanying this letter for filing under Rule 485(a) of the Securities Act of 1933, as amended, is the following:

Post-effective Amendment dated February 11, 2011 to the Cavanal Hill Funds Registration Statement regarding the following Funds:

Bond Funds
	–	Short-Term Income Fund
	–	Intermediate Bond Fund
	–	Bond Fund
	–	Intermediate Tax-Free Bond Fund
Equity Funds
	–	Balanced Fund
	–	U.S. Large Cap Equity Fund
Money Market Funds
	–	U.S. Treasury Fund
	–	Cash Management Fund
	–	Tax-Free Money Market Fund

The primary purpose of this filing is to add a new share class (A Shares) to each of the variable Bond and Equity Funds. Updated performance information and financial highlights will be included in a 485(b) filing. The 485(b) filing will also include tickers for the A Share Class, which are not yet available.

Please call me at (918) 583-9928 if you have any questions regarding this filing.

Sincerely,

/s/ Amy E. Newsome

Amy E. Newsome